Financial Instruments - Schedule of Key Management Indicators (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
ROE	7.90%	6.00%
D/E Ratio	0.73	0.69